Other Current Assets - Schedule of Other Current Assets (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory receivables	$ 165,049	$ 132,692	$ 108,093
Advances and deposits	1,447	2,209	176,579
Prepayments			965
Other Current Assets	$ 166,496	$ 134,901	$ 285,637